Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gateway Trust
Entity Central Index Key	0001406305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000146363
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class A
Trading Symbol	GCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$48	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 333,770,090
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 725,975
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000146364
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class C
Trading Symbol	GCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
AssetsNet	$ 333,770,090
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 725,975
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000190731
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class N
Trading Symbol	GCPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$32	0.63%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 333,770,090
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 725,975
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000146365
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class Y
Trading Symbol	GCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 333,770,090
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 725,975
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$333,770,090
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)291
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$725,975

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.8%
Banks	3.5%
Pharmaceuticals	3.7%
Broadline Retail	3.8%
Financial Services	3.9%
Software	7.5%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	8.0%
Semiconductors & Semiconductor Equipment	19.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class A	2.6%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052969
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class A
Trading Symbol	GATEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$47	0.93%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 7,297,251,526
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 20,131,908
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052970
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class C
Trading Symbol	GTECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
AssetsNet	$ 7,297,251,526
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 20,131,908
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000190730
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class N
Trading Symbol	GTENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 7,297,251,526
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 20,131,908
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052971
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class Y
Trading Symbol	GTEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$35	0.70%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 7,297,251,526
Holdings Count | Holding	226
Advisory Fees Paid, Amount	$ 20,131,908
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$7,297,251,526
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)226
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$20,131,908

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.7%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.4%
Pharmaceuticals	3.6%
Financial Services	3.7%
Banks	3.8%
Broadline Retail	4.0%
Software	7.1%
Interactive Media & Services	8.1%
Technology Hardware, Storage & Peripherals	8.4%
Semiconductors & Semiconductor Equipment	18.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open purchased and written options)

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	4.7%
Alphabet, Inc., Class C	4.6%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.